Inventories (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Consumables and reagent	$ 3,662,303	$ 4,404,959
Work in progress	137,106	0
Finished goods	734,663	2,424,267
Inventories	$ 4,534,072	$ 6,829,226